Other Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	Other Accrued Liabilities
Other accrued liabilities as of December 31, 2022 and 2021 were as follows:

	2022	2021
Non-income taxes	$25,525	$23,725
Current income taxes payable (See Note 10)	12,966	16,642
Short-term lease liabilities (See Note 6)	12,024	9,976
Selling expenses and freight accruals	9,822	11,695
Customer advances and sales return reserves	6,585	7,965
Professional fees, legal, and acquisition-related accruals	5,415	12,264
Accrued interest (See Note 20)	2,749	2,129
Interest rate swap (See Note 25)	—	1,782
Other	11,787	9,439
Total other accrued liabilities	$86,873	$95,617